Document and Entity Information	Nov. 18, 2020
Prospectus:
Document Type	497
Document Period End Date	Nov. 18, 2020
Entity Registrant Name	DREYFUS BASIC MONEY MARKET FUND, INC.
Entity Central Index Key	0000885409
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 18, 2020
Document Effective Date	Nov. 18, 2020
Prospectus Date	Jun. 30, 2020
DREYFUS BASIC MONEY MARKET FUND, INC | DREYFUS BASIC MONEY MARKET FUND, INC
Prospectus:
Trading Symbol	DBAXX